CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Operating activities:
Net income	$ 1,285	$ 1,099
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,192	973
Venezuela impairment of net monetary assets	246	0
Net change in operating assets and liabilities	1,100	703
Deferred Income Taxes Net And Uncertain Tax Positions	(397)	(97)
Research and development in process	262	24
Impairment of long lived assets	614	334
Stock-based compensation	83	86
Other items	146	893
Net gain from sale of long-lived assets and investments	(731)	(88)
Net cash provided by operating activities	3,800	3,927
Investing activities:
Acquisitions of subsidiaries net of cash acquired	(35,874)	(3,304)
Purchases of property, plant and equipment	(568)	(524)
Purchases of investments and other assets	(316)	(1,926)
Proceeds From Sales of business , Investments and long-lived assets	1,800	508
Other investing activities	15	(26)
Net cash used in investing activities	(34,943)	(5,272)
Financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	329	0
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs	329	0
Purchase of treasury shares	0	(439)
Net change in short-term debt	1,316	1,548
Dividends paid on ordinary shares	(957)	(865)
Dividends paid on preferred shares	(191)	0
Proceeds from exercise of options by employees	34	339
Proceeds From Long Term Loans And Other Long Term Liabilities	25,251	2,148
Repayment of long-term loans And Other Long Term Liabilities	(50)	(2,477)
Other financing activities	(143)	(164)
Net cash provided by financing activities	25,918	90
Translation adjustment on cash and cash equivalents	(164)	(43)
Net change in cash and cash equivalents	(5,389)	(1,298)
Balance of cash and cash equivalents at beginning of period	6,946	2,226
Balance of cash and cash equivalents at end of period	$ 1,557	$ 928